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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Asset Allocation Fund, for the six months ended June 30, 2010. This series has December 31 fiscal year end.

Date of reporting period:  June 30, 2010

Item 1 - Reports to Stockholders.

Wells Fargo Asset Allocation Trust

Wells Fargo Advantage Asset Allocation Fund*

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
8	CONSOLIDATED FINANCIAL HIGHLIGHTS
9	CONSOLIDATED SCHEDULE OF INVESTMENTS
19	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
20	CONSOLIDATED STATEMENT OF OPERATIONS
21	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
EVERGREEN ASSET ALLOCATION FUND
28	FINANCIAL HIGHLIGHTS
33	STATEMENT OF ASSETS AND LIABILITIES
34	STATEMENT OF OPERATIONS
35	STATEMENTS OF CHANGES IN NET ASSETS
37	NOTES TO FINANCIAL STATEMENTS
43	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Asset Allocation Trust and Evergreen Asset Allocation Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

The equity markets saw a significant shift in sentiment during the period. The strong rally that began in March 2009 continued through April 2010, but growing concerns about the strength of global economic growth resulted in a rapid correction in May and June. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (VIX), declined during the early months of the period to the lows of early 2008 but then spiked in May to levels last seen in early 2009. Although volatility moderated in June, the VIX remained elevated through the end of the period.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010.

As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no

LETTER TO SHAREHOLDERS continued

shortage of fears during the second quarter of the period, as the European sovereign debt crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Federal Reserve Board to keep short-term rates near zero remained intact.

While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the investment managers of Asset Allocation Trust and Evergreen Asset Allocation Fund paid careful attention to risk management while carefully assessing market trends. As always, the team sought to identify and exploit asset-class mispricings among all investable asset classes both overseas and in the United States.

Although the period saw renewed market volatility, we believe that the significant rebound from March 2009 through April 2010 underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen Asset Allocation Fund approved the reorganization of Evergreen Asset Allocation Fund with the Wells Fargo Advantage Asset Allocation Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen Asset Allocation Fund were acquired by the Wells Fargo Advantage Asset Allocation Fund, in exchange for shares of the Wells Fargo Advantage Asset Allocation Fund. Evergreen Asset Allocation Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of Evergreen Asset Allocation Fund is carried forward in the financial statements of the Wells Fargo Asset Allocation Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

Evergreen Asset Allocation Fund

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager1:

Ben Inker, CFA

1

The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style boxes are based on a portfolio date as of 6/30/2010 and the fund’s investment in Asset Allocation Trust.

Each style box is representative of the investments in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return with sales charge	-11.17%	-10.71%	-6.99%	N/A	N/A

6-month return w/o sales charge	-5.78%	-6.01%	-6.05%	-5.58%	-5.82%

Average annual return*

1-year with sales charge	2.30%	2.85%	6.83%	N/A	N/A

1-year w/o sales charge	8.58%	7.85%	7.83%	8.90%	8.31%

5-year	1.53%	1.73%	2.02%	3.04%	2.52%

10-year	5.09%	5.12%	4.97%	6.00%	5.51%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to www.wellsfargo.com/advantagefunds. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Evergreen Asset Allocation Fund

FUND AT A GLANCE continued

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/02 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period†

Actual	$1,000.00	$ 946.27	$0.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$0.00

†	Expenses are equal to the annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period††

Actual	$1,000.00	$ 946.27	$2.17
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.56	$2.26

††

The expense ratios include the Trust’s direct operating expenses as of 6/30/2010 and the indirect operating expenses of the underlying funds in which the Trust invests as of 6/30/2010. The indirect expenses were estimated to be 0.45%. Expenses of the Trust are equal to the annualized expense ratio of 0.45% multiplied by the average account value over the period, multiplied by 181 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

Evergreen Asset Allocation Fund

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2010	6/30/2010	During Period*

Actual
Class A	$1,000.00	$ 942.17	$4.05
Class B	$1,000.00	$ 939.88	$7.60
Class C	$1,000.00	$ 939.53	$7.65
Class I	$1,000.00	$ 944.17	$2.84
Class R	$1,000.00	$ 941.76	$5.25
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.63	$4.21
Class B	$1,000.00	$1,016.96	$7.90
Class C	$1,000.00	$1,016.91	$7.95
Class I	$1,000.00	$1,021.87	$2.96
Class R	$1,000.00	$1,019.39	$5.46

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.58% for Class B, 1.59% for Class C, 0.59% for Class I and 1.09% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2010	6/30/2010	During Period**

Actual
Class A	$1,000.00	$ 942.17	$ 6.21
Class B	$1,000.00	$ 939.88	$ 9.76
Class C	$1,000.00	$ 939.53	$ 9.81
Class I	$1,000.00	$ 944.17	$ 5.01
Class R	$1,000.00	$ 941.76	$ 7.41
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.40	$ 6.46
Class B	$1,000.00	$1,014.73	$10.14
Class C	$1,000.00	$1,014.68	$10.19
Class I	$1,000.00	$1,019.64	$ 5.21
Class R	$1,000.00	$1,017.16	$ 7.70

**

For each class of the fund, the expense ratios include the annualized direct and indirect expenses of the underlying funds in which Asset Allocation Trust invests as of 6/30/2010. The indirect expenses were estimated to be 0.45%. For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.29% for Class A, 2.04% for Class B, 2.04% for Class C, 1.04% for Class I and 1.54% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

Asset Allocation Trust

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

		2009	2008	2007	2006	2005[1,2]

Net asset value, beginning of period	$10.98	$8.77	$11.57	$11.57	$10.77	$10.93

Income from investment operations
Net investment income	0.03	0.24	0.70 [3]	0.42	0.36 [3]	0.24 [3]
Net realized and unrealized gains or losses on investments	(0.62)	1.97	(3.15)	0.47	0.97	0.03

Total from investment operations	(0.59)	2.21	(2.45)	0.89	1.33	0.27

Distributions to shareholders from
Net investment income	0	0	0	(0.29)	(0.36)	(0.23)
Net realized gains	0	0	(0.35)	(0.60)	(0.17)	(0.20)

Total distributions to shareholders	0	0	(0.35)	(0.89)	(0.53)	(0.43)

Net asset value, end of period	$10.39	$10.98	$8.77	$11.57	$11.57	$10.77

Total return	(5.37)%	25.20%	(21.71)%	7.96%	12.34%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,927,793	$8,635,057	$7,399,817	$11,516,725	$10,269,513	$7,731,034
Ratios to average net assets
Expenses including reimbursements[4]	0%[5]	0%	0%	0%	0%	0%[5]
Expenses excluding reimbursements[4]	0%[5]	0%	0%	0%	0%	0%[5]
Net investment income	0.67%[5]	2.48%	6.78%	3.69%	3.19%	7.64%[5]
Portfolio turnover rate	14%	22%	63%	55%	19%	5%

1	For the period from September 16, 2005 (commencement of operations), to December 31, 2005.
2

Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

3	Per share amount is based on average shares outstanding during the period.
4	Excludes expenses incurred indirectly through investment in underlying funds.
5	Annualized

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 2.2%
FIXED-RATE 0.1%
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4A, 5.32%, 11/10/2014	$3,000,000	$3,164,400
Dominos Pizza Master Issuer, LLC, Ser. 2007-1, Class A2, 5.26%, 04/25/2037 144A	5,900,000	5,421,510
Toll Road Investment Part II:
0.00%, 02/15/2030 ¤ 144A	300,000	47,577
0.00%, 02/15/2037 ¤ 144A	4,200,000	345,240

		8,978,727

FLOATING-RATE 2.1%
ACAS Business Loan Trust, Ser. 2007-1A, Class C, 0.58%, 08/16/2019	1,567,985	1,379,827
ACAS Credit CDO, Ser. 2007-1A, Class A, 1.28%, 11/23/2052 144A	1,499,437	67,475
Accredited Mtge. Loan Trust:
Ser. 2004-4, Class A1B, 0.74%, 01/25/2035	104,471	81,488
Ser. 2007-1, Class A1, 0.40%, 02/25/2037	147,730	146,238
ACE Securities Corp. Home Equity Loan Trust:
Ser. 2005-SD1, Class A1, 0.75%, 11/25/2050	19,047	16,666
Ser. 2006-ASL1, Class A, 0.53%, 10/25/2036	2,800,000	1,015,000
Ser. 2006-ASL3, Class A2, 0.49%, 02/25/2036	320,285	40,036
Ser. 2006-ASP2, Class A2C, 0.53%, 03/25/2036	900,000	618,750
Ser. 2006-HE2, Class A, 0.51%, 05/25/2036	1,600,000	844,000
Ser. 2006-OP1, Class A, 0.50%, 04/25/2036	1,100,000	530,750
Ser. 2006-SL1, Class A, 0.51%, 09/25/2035	549,871	100,352
Ser. 2006-SL3:
Class A2, 0.52%, 06/25/2036	1,346,328	134,633
Class C, 0.45%, 06/25/2036	1,157,193	133,077
Ser. 2007-ASL1, Class CL, 0.51%, 12/25/2036	458,634	38,984
Ser. 2007-HE1, Class A, 0.44%, 01/25/2037	996,623	493,329
Ser. 2007-WM1, Class A, 0.41%, 11/25/2036	888,605	471,227
ACE Securities Corp.:
Ser. 2006-ASP4, Class C, 0.45%, 08/25/2036	766,341	568,625
Ser. 2006-CW1, Class C, 0.45%, 07/25/2036	1,744,211	1,486,068
Ser. 2006-SL4, Class C, 0.47%, 09/25/2036	99,828	9,983
AESOP Funding II, LLC, Ser. 2006-1A, Class A, 0.57%, 03/20/2012 144A	700,000	693,191
Aircraft Finance Trust, Ser. 1999-1, Class A1, 0.83%, 05/15/2024	2,016,070	856,830
Alliance Bancorp Trust, Ser. 2007-S1, Class A11, 0.55%, 05/25/2037 144A	1,350,780	114,816
AmeriCredit Automobile Receivables Trust:
Ser. 2007-AX, Class A4, 0.39%, 10/06/2013	2,429,997	2,349,321
Ser. 2007-BF, Class A4, 0.40%, 12/06/2013	1,731,967	1,706,695
Ser. 2007-DF, Class A4B, 1.15%, 06/06/2014	1,900,000	1,885,313
AmeriCredit Prime Automobile Receivables Trust, Ser. 2007-2M, Class A4B, 0.85%, 03/08/2016	3,900,000	3,878,160
Ameriquest Mtge. Securities, Inc.:
Ser. 2004-R6, Class A1, 0.56%, 07/25/2034	954,275	715,706
Ser. 2004-X1, Class A14, 0.68%, 03/25/2034 144A	85,171	63,027
Archimedes Funding IV (Cayman), Ltd., Ser. 4A, Class A1, 0.98%, 02/25/2013 144A	132,536	128,228

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Argent Securities, Inc.:
Ser. 2004-W8, Class A5, 0.87%, 05/25/2034	$391,426	$332,712
Ser. 2006-M1, Class A2C, 0.50%, 07/25/2036	9,034,313	3,568,554
Ser. 2006-M2, Class A2B, 0.46%, 09/25/2036	1,490,625	596,250
Ser. 2006-W2, Class 2AB, 0.54%, 03/25/2036	1,462,926	643,687
Ser. 2006-W5, Class A2C, 0.50%, 06/25/2036	1,475,613	560,503
Arran Corp. Loans No. 1 BV, Ser. 2006-1A, Class A3, 0.71%, 06/20/2025 144A	707,750	704,211
Asset Backed Funding Cert.:
Ser. 2006-OPT2, Class A3C, 0.50%, 10/25/2036	1,800,000	1,137,240
Ser. 2007-NC1, Class A1, 0.57%, 05/25/2037 144A	3,086,846	2,549,426
Augusta Funding, Ltd., 0.54%, 06/30/2017 144A + ☐	2,315,385	1,965,291
Bayview Financial Acquisition Trust:
Ser. 2004-B:
Class A1, 1.35%, 05/28/2039 144A	714,014	332,016
Class A2, 1.65%, 05/28/2039 144A	793,348	289,572
Ser. 2005-A, Class A1, 1.35%, 02/28/2040	1,762,224	1,107,205
Bear Stearns Asset Backed Securities, Inc., Ser. 2007-AQ1:
Class A1, 0.46%, 11/25/2036	772,176	546,469
Class A2, 0.55%, 11/25/2036	1,500,000	315,750
Cabela’s Master Credit Card Trust, Ser. 2008-4A, Class A2, 3.35%, 09/15/2014 144A	4,700,000	4,828,639
Capital Auto Receivable Asset Trust:
Ser. 2007-2, Class A4B, 0.75%, 02/18/2014	3,700,000	3,706,401
Ser. 2008-1, Class A4B, 1.70%, 07/15/2014	700,000	709,625
Capital One Auto Finance Trust, Ser. 2007-A, Class A4, 0.37%, 11/15/2013	1,488,465	1,480,427
Capitalsource Comml. Loan Trust, Ser. 2007-1 Class A, 0.48%, 03/20/2017	438,136	405,276
Carmax Auto Owner Trust, Ser. 2008-2, Class A4B, 2.00%, 08/15/2013	3,800,000	3,875,506
Carrington Mtge. Loan Trust, Ser. 2007-FRE1, Class A2, 0.55%, 02/25/2037	4,700,000	2,290,310
Cendant Timeshare Receivables Funding, LLC, Ser. 2005-1, Class A2, 0.53%, 05/20/2017 144A	272,678	261,345
Centex Home Equity, Ser. 2006-A, Class AV3, 0.51%, 06/25/2036	1,712,248	1,431,713
Charming Shoppes Master Trust, Ser. 2007-1A, Class A1, 1.60%, 09/15/2017 144A	5,400,000	5,208,617
Chase Funding Mtge. Loan Trust, Ser. 2003-3, Class 2A2, 0.89%, 04/25/2033	28,365	22,408
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2003-HE3, Class A3, 0.73%, 12/25/2033	301,759	219,065
Ser. 2004-OPT1, Class A1B, 0.76%, 10/25/2034	14,952	13,506
Ser. 2006-HE3, Class A2C, 0.51%, 12/25/2036	1,600,000	556,000
Ser. 2006-WFH4, Class A3, 0.50%, 11/25/2036	800,000	520,000
CLI Funding, LLC, Ser. 2006-1A, Class A, 0.52%, 08/18/2021 144A	559,684	470,135
CNH Equipment Trust, Ser. 2008-A, Class A4B, 2.30%, 08/15/2014	1,700,000	1,725,330

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
College Loan Corp. Trust:
Ser. 2006-1, Class A2, 0.34%, 04/25/2022	$525,000	$524,827
Ser. 2007-1, Class A1, 0.33%, 01/25/2023	808,379	800,295
Ser. 2007-2, Class A1, 0.57%, 01/25/2024	2,600,000	2,595,424
Countrywide Asset-Backed Cert., Ser. 2006-BC3, Class 2A2, 0.49%, 02/25/2037	5,200,000	3,755,960
Countrywide Home Equity Loan Trust, Ser. 2007-E, Class A, 0.50%, 06/15/2037	1,420,671	621,544
Crest Exeter Street Solar, Ser. 2004-1A, Class A1, 0.89%, 06/28/2019 144A	1,617,173	1,455,455
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4B, 2.20%, 11/10/2014	2,100,000	2,135,238
Equity One ABS, Inc., Ser. 2004-1, Class AV2, 0.65%, 04/25/2034	57,790	36,986
First Franklin Mtge. Loan Asset Backed Cert., Ser. 2006-FF05, Class 2A3, 0.51%, 04/25/2036	1,381,460	816,788
Franklin Auto Trust, Ser. 2008-A, Class A4B, 2.30%, 05/20/2016	900,000	915,633
Fremont Home Loan Trust:
Ser. 2006-A, Class 1A2, 0.54%, 05/25/2036	473,782	299,667
Ser. 2006-B:
Class 2A2, 0.51%, 08/25/2036	2,800,000	945,000
Class 2A3, 0.45%, 08/25/2036	211,107	124,982
GE Equipment Midticket, LLC, Ser. 2007-1, Class A3B, 0.60%, 06/14/2011	26,763	26,755
GE SeaCo Finance SRL, Ser. 2004-1A, Class A, 0.65%, 04/17/2019 144A	498,333	464,696
GMAC Mtge. Corp. Loan Trust, Ser. 2004-HE3, Class A3, 0.58%, 10/25/2034	696,367	375,133
Goal Capital Funding Trust:
Ser. 2006-1, Class A1, 0.50%, 08/25/2020	200,220	199,719
Ser. 2007-1, Class A1, 0.56%, 06/25/2021	242,915	242,308
GreenPoint Home Equity Loan Trust:
Ser. 2004-1, Class A, 0.81%, 07/25/2029	41,390	17,632
Ser. 2004-4, Class A, 0.91%, 08/15/2030	50,713	24,857
GreenPoint Mtge. Funding Trust, Ser. 2005-HE4, Class 2A3C, 0.60%, 07/25/2030	105,084	101,127
GSC Partners CDO Fund, Ltd.:
Ser. 2003-4A, Class A3, 0.77%, 12/16/2015 144A	703,341	640,041
Ser. 2A, Class A, 1.20%, 05/22/2013 144A	419,904	357,968
Guggenheim Structured Real Estate Funding, Ser. 2005-2A, Class A, 0.67%, 08/26/2030 144A	2,956,736	1,774,041
Henderson Receivables, LLC:
Ser. 2006-3A, Class A1, 0.55%, 09/15/2041 144A	1,534,997	1,326,933
Ser. 2006-4A, Class A1, 0.55%, 12/15/2041 144A	2,181,263	1,891,734
Hertz Vehicle Financing, LLC, Ser. 2005-2, Class A5, 0.60%, 11/25/2011 144A	833,333	831,445
Household Credit Card Master Note Trust I:
Ser. 2007-1, Class A, 0.40%, 04/15/2013	5,700,000	5,697,328
Ser. 2007-2, Class A, 0.90%, 07/15/2013	2,600,000	2,601,625

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Household Home Equity Loan Trust:
Ser. 2005-2, Class A2, 0.66%, 01/20/2035	$514,964	$432,892
Ser. 2005-3, Class A2, 0.64%, 01/20/2035	491,801	410,654
Ser. 2006-1, Class A1, 0.51%, 01/20/2036	1,132,451	953,382
JPMorgan Mtge. Acquisition Corp., Ser. 2006-WMC4, Class A3, 0.47%, 12/25/2036	4,300,000	1,616,370
Lehman ABS Corp., Ser. 2004-2, Class A, 0.79%, 06/25/2034	104,711	58,638
Marathon Real Estate CDO, Ser. 2006-1A, Class A1, 0.68%, 05/25/2046 144A	4,700,000	3,055,000
Master Second Lien Trust, Ser. 2006-1, Class A, 0.51%, 03/25/2036	965,978	111,087
MASTR Asset-Backed Securities Trust:
Ser. 2005-FRE1, Class A4, 0.60%, 10/25/2035	368,316	348,059
Ser. 2006-AM3, Class A2, 0.48%, 10/25/2036	512,844	487,202
Ser. 2006-FRE2, Class A4, 0.50%, 03/25/2036	2,900,000	1,348,500
Ser. 2006-HE2, Class A3, 0.50%, 06/25/2036	1,600,000	532,000
Ser. 2006-HE3, Class A3, 0.50%, 08/25/2036	3,253,864	1,090,044
Ser. 2006-NC3, Class A4, 0.51%, 10/25/2036	2,000,000	695,000
Merrill Auto Trust Securitization:
Ser. 2007-1, Class A4, 0.41%, 12/15/2013	420,785	420,449
Ser. 2008-1, Class A4, 2.55%, 04/15/2015	1,000,000	1,025,600
Merrill Lynch Mtge. Investors, Ser. 2007-HE2, Class A2A, 0.47%, 02/25/2037	848,225	513,515
Merrill Lynch Mtge. Trust, Ser. 2006-C1, Class A2, 0.63%, 01/25/2047	302,397	191,932
Montana Higher Education Student Assistance Corp., Ser. 2005-1, Class A, 0.58%, 06/20/2015	173,199	173,012
Morgan Stanley ABS Capital I:
Ser. 2004-SD1, Class A, 0.75%, 08/25/2034	322,483	228,963
Ser. 2007-HE4, Class A2C, 0.58%, 02/25/2037	3,600,000	1,350,000
Morgan Stanley ACES SPC:
Ser. 2005-15, Class A, 0.94%, 12/20/2010 144A	4,700,000	4,634,200
Ser. 2006-13, Class A, 0.83%, 06/20/2013 144A	5,200,000	4,082,000
Morgan Stanley Home Equity Loans, Ser. 2007-2, Class A1, 0.45%, 04/25/2037	845,794	769,673
Morgan Stanley IXIS Real Estate Capital Trust, Ser. 2006-2, Class A3, 0.50%, 11/25/2036	1,100,000	440,000
National City Credit Card Master Trust, Ser. 2008-3, Class A, 2.15%, 05/15/2013	5,100,000	5,138,250
National Collegiate Student Loan Trust:
Ser. 2005-2, Class A2, 0.50%, 02/25/2026	381,626	372,085
Ser. 2006-1, Class A2, 0.49%, 08/25/2023	790,916	775,098
NationStar Home Equity Loan Trust, Ser. 2006-B, Class AV3, 0.52%, 09/25/2036	1,000,000	700,000
Nelnet Student Loan Trust, Ser. 2005-2, Class A4, 0.62%, 12/23/2019	1,100,000	1,082,380
Nissan Auto Lease Trust, Ser. 2008-A, Class A3B, 2.55%, 07/15/2011	1,942,130	1,948,539
Nomura Home Equity Loan, Inc., Ser. 2006-HE3, Class 2A2, 0.50%, 07/25/2036	900,000	341,578
Paragon CDO, Ltd., Ser. 2004-A1, Class A, 0.96%, 10/20/2044 + 144A	1,700,000	17,000

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
People’s Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.61%, 12/25/2035	$859,708	$513,589
Prism Orso Trust, Ser. 2004-MAPL, Class CERT, 1.24%, 08/01/2011	2,600,000	2,326,220
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS8, Class A2, 0.64%, 10/25/2033	248,381	217,457
Ser. 2005-RS9, Class A13, 0.57%, 11/25/2035	1,982,117	1,363,855
Ser. 2006-SP1, Class A2, 0.54%, 09/25/2045	882,948	764,545
Residential Asset Securities Corp., Ser. 2007-KS3, Class AI1, 0.46%, 04/25/2037	385,893	374,277
Residential Funding Mtge. Securities II, Ser. 2003-HS1, Class AII, 0.64%, 12/25/2032	22,616	9,279
Santander Drive Auto Receivables Trust:
Ser. 2007-1, Class A4, 0.40%, 09/15/2014	2,189,061	2,158,611
Ser. 2007-3, Class A4, 1.00%, 10/15/2014	3,317,681	3,287,448
Saxon Asset Securities Trust:
Ser. 2004-1, Class A, 0.89%, 03/25/2035	26,092	15,394
Ser. 2006-3, Class A2, 0.46%, 10/25/2046	657,424	598,256
SBI Heloc Trust, Ser. 2001-1, Class A, 0.54%, 11/25/2035	698,009	431,230
Securitized Asset Backed Receivables, LLC:
Ser. 2006-HE1, Class A2, 0.51%, 07/25/2036	800,000	296,000
Ser. 2006-NC1, Class A2, 0.51%, 03/25/2036	332,118	272,337
Security National Mtge. Loan Trust, Ser. 2006-2A, Class A1, 0.64%, 10/25/2036 144A	313,167	172,242
Sierra Receivables Funding Co., Ser. 2006-1A, Class A2, 0.50%, 05/20/2018 144A	463,736	432,556
Sierra Timeshare:
Ser. 2007-1A, Class A2, 0.50%, 03/20/2019	368,987	343,158
Ser. 2007-2A, Class A2, 1.34%, 09/20/2019	1,746,625	1,629,037
Ser. 2008-1A, Class A2, 4.35%, 02/20/2020	368,139	383,785
SLM Student Loan Trust, Ser. 2007-B, Class A1, 0.57%, 09/15/2022	1,089,150	1,034,693
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class A2C, 0.50%, 06/25/2037	2,200,000	766,260
Structured Asset Investment Loan Trust, Ser. 2006-1, Class A3, 0.55%, 01/25/2036	1,044,592	699,877
Structured Asset Securities Corp., Ser. 2005-S6, Class A2, 0.64%, 11/25/2035	578,554	234,314
TCE Securities Corp., Ser. 2006-HE3, Class A2B, 0.44%, 06/25/2036	669,790	517,078
The Money Store Business Loan Backed Trust, Ser. 1999-1, Class AN, 0.85%, 09/15/2017	17,592	15,393
TIB Card Receivables Fund, 0.54%, 01/05/2014 144A	2,131,285	1,918,157
Triad Auto Receivables Owner Trust, Ser. 2007-B, Class A4B, 0.45%, 07/14/2014	7,200,000	7,213,032
Wachovia Asset Securitization, Inc.:
Ser. 2002-HE1, Class A, 0.50%, 09/27/2032	210,307	164,946
Ser. 2004-HE1, Class A, 0.54%, 06/25/2034	205,196	147,033

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Wachovia Auto Owner Trust, Ser. 2008-A, Class A4B, 0.43%, 03/20/2014	$1,300,000	$1,315,860
World Financial Network Credit Card Master Trust, Ser. 2006-A, Class A, 0.43%, 02/15/2017 144A	1,500,000	1,433,595
World Omni Auto Receivables Trust, Ser. 2007-A, Class A4, 0.35%, 11/15/2012	2,027,247	2,021,810
Yale Mtge. Loan Trust, Ser. 2007-1, Class A, 0.75%, 06/25/2037	1,730,398	250,908

		163,207,459

Total Asset-Backed Securities (cost $167,130,134)		172,186,186

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.0%
G-Force, LLC, Ser. 2005-RR2, Class A2, 5.16%, 12/25/2039 144A	1,960,220	1,274,143

FLOATING-RATE 0.2%
Bayview Comml. Asset Trust:
Ser. 2004-1, Class A, 0.71%, 04/25/2034	326,965	253,398
Ser. 2004-3, Class A1, 0.72%, 01/25/2035 144A	452,398	350,608
Ser. 2005-4, Class A2, 0.74%, 01/25/2036 144A	1,513,988	999,232
Ser. 2007-3, Class A1, 0.59%, 07/25/2037 144A	961,749	711,694
Citigroup/Deutsche Bank Comml. Mtge., Ser. 2005-CD1, Class A2FL, 0.47%, 07/15/2044	2,800,000	2,743,468
CNL Comml. Mtge. Loan Trust, Ser. 2003-2, Class A1, 0.79%, 10/25/2030 144A	323,953	194,372
Comml. Mtge. Pass-Through Cert., Ser. 2006-FL12, Class AJ, 0.48%, 12/15/2020 144A	5,100,000	3,666,900
GE Business Loan Trust:
Ser. 2004-1, Class A, 0.64%, 05/15/2032 144A	388,738	321,098
Ser. 2005-2, Class A, 0.59%, 11/15/2033	805,010	664,938
Greenwich Capital Comml. Funding Corp., Ser. 2006-FL4A, Class A1, 0.44%, 11/05/2021 144A	250,920	237,120
GS Mtge. Securities Corp., Ser. 2007-EOP:
Class A1, 0.44%, 03/06/2020 144A	756,281	731,701
Class A2, 0.48%, 03/06/2020 144A	800,000	756,480
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1, Class A1B, 0.47%, 02/15/2020 144A	842,407	804,498
Lehman Brothers Small Balance Comml., Ser. 2007-3A, Class A21, 1.20%, 10/25/2037 144A	2,889,139	2,051,289
Structured Asset Securities Corp.:
Ser. 2005-1, Class 1A, 0.60%, 02/25/2030	1,071,490	760,758
Ser. 2005-2, Class 1A, 0.60%, 09/25/2030 144A	845,661	575,049
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-WHL7, Class, 0.50%, 09/15/2021 144A	3,019,838	2,717,854

		18,540,457

Total Commercial Mortgage-Backed Securities (cost $19,762,633)		19,814,600

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 0.0%
FINANCIALS 0.0%
Real Estate Investment Trusts (REITs) 0.0%
HCP, Inc., 5.63%, 02/28/2013 (cost $1,216,956)	$1,290,000	$1,365,220

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FLOATING-RATE 0.4%
Aire Valley Mtge.:
Ser. 2006-1, Class A1, 0.65%, 09/20/2066 144A	2,325,003	1,894,877
Ser. 2007-1A, Class A2, 0.63%, 03/20/2030 144A	514,098	510,242
Bear Stearns Mtge. Funding Trust, Ser. 2007-SL2, Class 1A, 0.51%, 02/25/2037	626,022	63,166
Brunel Residential Mtge., Ser. 2007-1A, Class A4C, 0.40%, 01/13/2039 144A	4,300,000	3,913,000
Chevy Chase Funding, LLC:
Ser. 2003-4A, Class A1, 0.69%, 10/25/2034 144A	58,273	33,799
Ser. 2004-1, Class A2, 0.68%, 01/25/2035 144A	137,693	81,239
Ser. 2004-3, Class A2, 0.65%, 08/25/2035 144A	74,544	43,981
Crusade Global Trust:
Ser. 2006-1, Class A1, 0.37%, 07/20/2038	1,077,234	1,037,483
Ser. 2007-1, Class A1, 0.37%, 04/20/2038	1,353,438	1,304,299
Gracechurch Mtge. Funding plc, Ser. 1A, Class A2B, 0.36%, 10/11/2041	319,900	317,341
Granite Master Issuer plc:
Ser. 2004-3, Class A1, 0.68%, 09/20/2044	299,012	272,998
Ser. 2006-2, Class A4, 0.39%, 12/20/2054	582,794	533,548
Ser. 2006-3, Class A3, 0.39%, 12/20/2054	368,084	339,005
Interstar Millennium Trust:
Ser. 2003-5G, Class A2, 1.04%, 09/27/2035	270,394	251,467
Ser. 2004-2G, Class A, 0.94%, 03/14/2036	2,589,683	2,401,930
Ser. 2005-1G, Class A, 0.94%, 12/08/2036	502,611	484,018
Ser. 2006-2GA, Class A2, 0.62%, 05/27/2038	233,729	205,681
Kildare Securities, Ltd., Ser. 2007-A1, Class A2, 0.60%, 12/10/2043 144A	2,074,771	1,971,655
Leek Finance plc:
Ser. 16A, Class A2, 0.70%, 09/21/2037 144A	304,300	299,066
Ser. 17A, Class A2B, 0.68%, 12/21/2037 144A	410,085	394,194
Medallion Trust:
Ser. 2005-1G, Class A1, 0.45%, 05/10/2036	330,355	320,546
Ser. 2006-1G, Class A1, 0.59%, 06/14/2037	893,845	851,982
Mellon Residential Funding Corp., Ser. 2004-TBC1, Class A, 0.60%, 02/26/2034 144A	352,578	243,830
Paragon Mtge. plc:
Ser. 07A, Class A1A, 0.86%, 05/15/2034 144A	771,737	651,964
Ser. 12A, Class A2C, 0.55%, 11/15/2038 144A	1,548,274	1,254,102
Ser. 14A, Class A2C, 0.64%, 09/15/2039	1,047,287	851,235
Permanent Master Issuer plc:
Ser. 2006-1, Class 5A, 0.41%, 07/15/2033	3,300,000	3,159,750
Ser. 2007-1, Class 4A, 0.38%, 10/15/2033	1,200,000	1,172,437

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Puma Finance, Ltd., Ser. G5, Class A1, 0.55%, 02/21/2038 144A	$1,733,265	$1,602,750
Superannuation Members Home Loans Global Fund:
Ser. 2007-1, Class A1, 0.60%, 06/12/2040	1,406,326	1,341,821
Ser. 6, Class A, 0.69%, 11/09/2035	78,399	78,164
Ser. 7, Class A1, 0.68%, 03/09/2036	142,647	139,257
Ser. 8, Class A1, 0.36%, 01/12/2037	165,979	157,099

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $26,621,346)		28,177,926

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
U.S. Department of Transportation, 6.00%, 12/07/2021 144A (cost $192,585)	200,000	201,772

YANKEE OBLIGATIONS – GOVERNMENT 0.1%
Belize Aid, FRN, 0.72%, 01/01/2014 + ☐	400,000	392,631
Caribbean Housing Finance, FRN, 0.97%, 03/30/2019 + ☐	4,276,297	4,125,123
Jamaica Aid, FRN, 0.83%, 10/01/2018 + ☐	1,645,400	1,581,576
Morocco Aid, FRN, 0.67%, 11/15/2014 + ☐	54,360	52,949
Peru Aid, FRN:
0.50%, 05/01/2014 + ☐	119,807	116,825
0.57%, 05/01/2014 + ☐	76,010	74,118
Zimbabwe Aid, FRN, 1.43%, 01/01/2012 + ☐	200,001	197,589

Total Yankee Obligations – Government (cost $6,577,947)		6,540,811

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Home Ownership Funding Corp., 1.00% †† 144A ☐ (cost $158,808)	1,000	90,000

MUTUAL FUND SHARES 96.8%
ASSET ALLOCATION 4.4%
GMO Special Situations Fund, Class VI ß *	13,013,353	348,107,191

INTERNATIONAL EQUITY 33.3%
GMO Emerging Markets Fund, Class VI ß	80,613,998	914,162,737
GMO International Core Equity Fund, Class VI ß	51,750,677	1,216,140,918
GMO International Growth Equity Fund, Class IV ß	14,165,007	260,069,525
GMO International Intrinsic Value Fund, Class IV ß	13,877,697	248,410,769

		2,638,783,949

INTERNATIONAL FIXED INCOME 1.0%
GMO Emerging Country Debt Fund, Class IV ß	8,351,303	75,996,857

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

MUTUAL FUND SHARES continued
U.S. EQUITY 27.2%
GMO Flexible Equities Fund, Class VI ß	7,187,258	$127,933,184
GMO U.S. Quality Equity Fund, Class VI ß	117,987,482	2,030,564,573

		2,158,497,757

U.S. FIXED INCOME 30.9%
GMO Alpha Only Fund, Class IV ß	139,102,945	677,431,342
GMO Asset Allocation Bond Fund, Class VI ß	6,845,442	179,966,681
GMO Domestic Bond Fund, Class VI ß	58,192,249	321,221,213
GMO Inflation Indexed Plus Bond Fund, Class VI ß	7,506,065	146,368,260
GMO Strategic Fixed Income Fund, Class VI ß	72,600,607	1,112,241,306
GMO U.S. Treasury Fund, Class IV ß	488,394	12,214,745

		2,449,443,547

Total Mutual Fund Shares (cost $8,040,622,416)		7,670,829,301

	Principal Amount	Value

TIME DEPOSIT 0.2%
State Street Bank Euro Time Deposit, 0.01%, 07/01/2010 (cost $18,762,493)	$18,762,493	18,762,493

Total Investments (cost $8,281,045,318) 99.9%		7,917,968,309
Other Assets and Liabilities 0.1%		9,824,731

Net Assets 100.0%		$7,927,793,040

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security.
ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

Summary of Abbreviations

ABS	Asset-Backed Securities
ACES	Adjustable Convertible Extendable Securities
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Incorporated

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2010:

Mutual Fund Shares – Equity	60.5%
Mutual Fund Shares – Fixed Income	31.9%
Mutual Fund Shares – Asset Allocation	4.4%
Asset-Backed Securities	2.2%
Whole Loan Mortgage-Backed Collateralized Mortgage Obligations	0.4%
Commercial Mortgage-Backed Securities	0.3%
Yankee Obligations – Government	0.1%
Cash Equivalents	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

International Equity	33.3%
U.S. Fixed Income	30.9%
U.S. Equity	27.2%
Asset Allocation	4.4%
Asset-Backed Securities	2.2%
International Fixed Income	1.0%
Whole Loan Mortgage-Backed Collateralized Mortgage Obligations	0.4%
Commercial Mortgage-Backed Securities	0.3%
Time Deposit	0.2%
Yankee Obligations – Government	0.1%

100.0%

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in affiliated investment company shares, at value (cost $8,040,622,416)	$7,670,829,301
Investments in unaffiliated securities, at value (cost $240,422,902)	247,139,008

Total investments	7,917,968,309
Dividends and interest receivable	305,196
Receivable for investments sold	13,936,592
Receivable from administrator	338
Other assets	138,377

Total assets	7,932,348,812

Liabilities
Payable for investments purchased	1,789
Payable for Trust shares redeemed	4,380,541
Accrued expenses and other liabilities	173,442

Total liabilities	4,555,772

Net Assets	$7,927,793,040

Net assets represented by
Paid-in capital	$9,619,142,818
Undistributed net investment income	28,190,707
Accumulated net realized losses on investments	(1,356,463,476)
Net unrealized losses on investments	(363,077,009)

Total net assets	$7,927,793,040

Shares outstanding (unlimited number of shares authorized)	$762,783,745

Net asset value per share	$10.39

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends from affiliated investment company shares	$20,238,778
Dividends	2,500
Interest	7,949,429

Total investment income	28,190,707

Expenses
Printing and postage expenses	7,083
Custodian and accounting fees	7,207
Professional fees	45,830

Total expenses	60,120
Less: Expense reimbursements	(60,120)

Net expenses	0

Net investment income	28,190,707

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Unaffiliated securities	6,764,355
Sale of affiliated investment company shares	(85,628,034)
Capital gain distributions from affiliated investment company shares	1,966,615

Net realized losses on investments	(76,897,064)

Net change in unrealized gains or losses on investments:
Unaffiliated securities	(407,798,580)
Affiliated investment company shares	4,686,118

Net change in unrealized gains or losses on investments	(403,112,462)

Net realized and unrealized gains or losses on investments	(480,009,526)

Net decrease in net assets resulting from operations	$(451,818,819)

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment income		$28,190,707		$193,410,778
Net realized losses on investments		(76,897,064)		(600,754,064)
Net change in unrealized gains or losses on investments		(403,112,462)		2,131,563,619

Net increase (decrease) in net assets resulting from operations		(451,818,819)		1,724,220,333

	Shares		Shares

Transactions in investors’ beneficial interest
Proceeds from contributions	4,908,425	53,939,984	15,150,895	155,279,775
Payment for redemptions	(28,725,789)	(309,385,607)	(72,145,031)	(644,259,760)

Net decrease in net assets resulting from transactions in investors’ beneficial interest		(255,445,623)		(488,979,985)

Total increase (decrease) in net assets		(707,264,442)		1,235,240,348
Net assets
Beginning of period		8,635,057,482		7,399,817,134

End of period		$7,927,793,040		$8,635,057,482

Undistributed net investment income		$28,190,707		$0

See Notes to Consolidated Financial Statements

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Asset Allocation Trust was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. Asset Allocation Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. Asset Allocation Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Asset Allocation Trust operates as a “fund-of-funds” which primarily invests in shares of GMO-managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

Asset Allocation Trust owns 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”). The consolidated financial statements include the accounts of Asset Allocation Trust and GMO LLC (together referred to as the “Trust”), including the holdings of GMO LLC.

GMO LLC was organized on November 7, 2008 as a limited liability company to provide investors a managed investment in securities of any kind, including, without limitation, asset-backed securities and other fixed income investments. GMO LLC may also hold cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Trust’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, EIMC provides the Trust with facilities, equipment and personnel. EIMC receives no compensation from the Trust for its services. During the six months ended June 30, 2010, EIMC voluntarily reimbursed the Trust for expenses in the amount of $60,120.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Trust. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term securities) were $1,138,171,167 and $1,165,325,408, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2010, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$0	$90,000	$90,000
Mutual fund shares	7,322,722,110	348,107,191	0	7,670,829,301
Asset-backed securities	0	30,972,675	141,213,511	172,186,186
Commercial mortgage-backed securities	0	0	19,814,600	19,814,600
Corporate bonds	0	0	1,365,220	1,365,220
Whole-loan mortgage-backed collateralized mortgage obligations	0	0	28,177,926	28,177,926
U.S. government & agency obligations	0	0	201,772	201,772
Yankee obligations – government	0	0	6,540,811	6,540,811
Short-term investments	0	18,762,493	0	18,762,493

	$7,322,722,110	$397,842,359	$197,403,840	$7,917,968,309

Further details on the major security types listed above can be found in the Consolidated Schedule of Investments.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred stocks	Asset-backed securities	Commercial mortgage- backed securities	Corporate bonds	Whole-loan mortgage- backed collateralized mortgage obligations	U.S. government & agency obligations	Yankee obligations – government	Total

Balance as of December 31, 2009	$90,000	$166,527,698	$20,332,842	$1,297,314	$34,169,795	$0	$7,064,672	$229,482,321
Realized gains or losses	0	3,994,991	555,746	0	854,809	0	30,856	5,436,402
Change in unrealized gains or losses	0	2,707,181	1,121,322	52,469	1,199,863	0	159,080	5,239,915
Amortization	0	6,376,542	175,310	15,437	(80,842)	0	16,602	6,503,049
Net purchases (sales)	0	(38,392,901)	(2,370,620)	0	(7,965,699)	0	(730,399)	(49,459,619)
Transfers in and/or out of Level 3	0	0	0	0	0	201,772	0	201,772

Balance as of June 30, 2010	$90,000	$141,213,511	$19,814,600	$1,365,220	$28,177,926	$201,772	$6,540,811	$197,403,840

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2010	$0	$9,146,189	$1,350,693	$67,906	$1,221,949	$0	$166,136	$11,952,873

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $8,797,247,156. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $879,278,847, respectively, with a net unrealized depreciation of $879,278,847.

As of December 31, 2009, the Trust had $752,305,700 in capital loss carryovers for federal income tax purposes expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Trust’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2009, the Trust incurred and elected to defer post-October losses of $10,692,550.

5. INVESTMENTS IN AFFILIATES

A summary of the Trust’s transactions in shares of affiliates during the six months ended June 30, 2010 were as follows:

Affiliate	Value, beginning of period	Cost of Purchases	Proceeds from Sales	Dividend Income	Realized Gains Distributions	Value, end of period

GMO Alpha Only Fund
Class IV	$549,971,383	$162,945,722	$24,159,757	$0	$0	$677,431,342
GMO Asset Allocation Bond Fund
Class IV	467,265,765	82,206,880	374,960,803	3,593,384	1,966,615	179,966,681
GMO Domestic Bond Fund
Class IV	370,684,625	0	0	1,375,947	0	321,221,213

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

Affiliate	Value, beginning of period	Cost of Purchases	Proceeds from Sales	Dividend Income	Realized Gains Distributions	Value, end of period

GMO Emerging Country Debt Fund
Class IV	$68,731,224	$0	$0	$0	$0	$75,996,857
GMO Emerging Markets Fund
Class VI	685,010,584	300,448,436	242,439	0	0	914,162,737
GMO Flexible Equities Fund
Class VI	132,574,463	0	44,670	0	0	127,933,184
GMO Inflation Indexed Plus Bond Fund
Class VI	135,034,103	0	0	0	0	146,368,260
GMO International Core Equity Fund
Class VI	1,053,401,579	365,928,289	41,398,278	0	0	1,216,140,918
GMO International Growth Equity Fund
Class IV	311,741,600	236,256	19,492,857	0	0	260,069,525
GMO International Intrinsic Value Fund
Class IV	301,970,614	2,881,616	17,097,013	0	0	248,410,769
GMO International Small Companies Fund
Class IV	156,494,366	1,547,777	155,543,197	1,510,064	0	0
GMO Special Situations Fund
Class VI	148,419,482	205,021,074	47,529	0	0	348,107,191
GMO Strategic Fixed Income Fund
Class VI	1,172,499,810	0	0	818,146	0	1,112,241,306
GMO U.S. Quality Equity Fund
Class VI	2,722,746,140	16,904,546	434,434,967	12,941,237	0	2,030,564,573
GMO U.S. Treasury Fund
Class IV	50,060,098	50,571	37,881,585	0	0	12,214,745

	$8,326,605,836	$1,138,171,167	$1,105,303,095	$20,238,778	$1,966,615	$7,670,829,301

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.37	$9.38	$14.91	$14.81	$14.09	$13.62

Income from investment operations
Net investment income (loss)	(0.05)	(0.08)	(0.11)[1]	0.27	0.35 [1]	0.26
Net realized and unrealized gains or losses on investments	(0.61)	2.34	(3.17)	0.77	1.23	0.80

Total from investment operations	(0.66)	2.26	(3.28)	1.04	1.58	1.06

Distributions to shareholders from
Net investment income	0 [2]	(0.27)	(1.08)	(0.58)	(0.44)	(0.36)
Net realized gains	0	0	(0.85)	(0.36)	(0.42)	(0.23)
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	0	(0.27)	(2.25)	(0.94)	(0.86)	(0.59)

Net asset value, end of period	$10.71	$11.37	$9.38	$14.91	$14.81	$14.09

Total return[3]	(5.78)%	24.10%	(22.31)%	7.09%	11.32%	7.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,817,274	$3,077,187	$2,640,410	$4,405,430	$3,873,495	$2,875,596
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	0.84%[5]	0.87%	0.81%	0.81%	0.89%	0.94%
Expenses excluding waivers/reimbursements and expense reductions[4]	0.84%[5]	0.87%	0.82%	0.84%	0.89%	0.97%
Net investment income (loss)	(0.84)%[5]	(0.87)%	(0.81)%	1.73%	2.39%	2.39%
Portfolio turnover rate	1%	2%	6%	2%	1%	16%[6]

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Asset Allocation Trust has no expenses that are reflected in the calculation of the ratio to average net assets.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.27	$9.30	$14.75	$14.65	$13.95	$13.50

Income from investment operations
Net investment income (loss)	(0.09)	(0.17)	(0.20)[1]	0.15	0.23	0.17
Net realized and unrealized gains or losses on investments	(0.59)	2.32	(3.13)	0.77	1.22	0.77

Total from investment operations	(0.68)	2.15	(3.33)	0.92	1.45	0.94

Distributions to shareholders from
Net investment income	0 [2]	(0.18)	(0.95)	(0.46)	(0.33)	(0.26)
Net realized gains	0	0	(0.85)	(0.36)	(0.42)	(0.23)
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	0	(0.18)	(2.12)	(0.82)	(0.75)	(0.49)

Net asset value, end of period	$10.59	$11.27	$9.30	$14.75	$14.65	$13.95

Total return[3]	(6.01)%	23.14%	(22.94)%	6.33%	10.53%	7.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,208,737	$1,415,023	$1,369,657	$2,131,841	$2,050,316	$1,696,880
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.58%[5]	1.62%	1.56%	1.54%	1.59%	1.64%
Expenses excluding waivers/reimbursements and expense reductions[4]	1.58%[5]	1.62%	1.56%	1.54%	1.59%	1.67%
Net investment income (loss)	(1.58)%[5]	(1.62)%	(1.56)%	0.91%	1.60%	1.44%
Portfolio turnover rate	1%	2%	6%	2%	1%	16%[6]

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Asset Allocation Trust has no expenses that are reflected in the calculation of the ratio to average net assets.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.04	$9.12	$14.47	$14.39	$13.71	$13.28

Income from investment operations
Net investment income (loss)	(0.09)	(0.16)	(0.20)[1]	0.16	0.24	0.18
Net realized and unrealized gains or losses on investments	(0.58)	2.27	(3.06)	0.74	1.19	0.75

Total from investment operations	(0.67)	2.11	(3.26)	0.90	1.43	0.93

Distributions to shareholders from
Net investment income	0 [2]	(0.19)	(0.92)	(0.46)	(0.33)	(0.27)
Net realized gains	0	0	(0.85)	(0.36)	(0.42)	(0.23)
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	0	(0.19)	(2.09)	(0.82)	(0.75)	(0.50)

Net asset value, end of period	$10.37	$11.04	$9.12	$14.47	$14.39	$13.71

Total return[3]	(6.05)%	23.08%	(22.85)%	6.29%	10.56%	7.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,164,075	$3,490,657	$3,019,585	$4,666,033	$4,100,205	$3,017,854
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.59%[5]	1.62%	1.56%	1.54%	1.59%	1.64%
Expenses excluding waivers/reimbursements and expense reductions[4]	1.59%[5]	1.62%	1.56%	1.54%	1.59%	1.67%
Net investment income (loss)	(1.59)%[5]	(1.62)%	(1.56)%	1.01%	1.76%	1.69%
Portfolio turnover rate	1%	2%	6%	2%	1%	16%[6]

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Asset Allocation Trust has no expenses that are reflected in the calculations of the ratio to average net assets.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.42	$9.42	$14.99	$14.90	$14.16	$13.68

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.07)[1]	0.31	0.39	0.27
Net realized and unrealized gains or losses on investments	(0.61)	2.36	(3.20)	0.77	1.25	0.82

Total from investment operations	(0.64)	2.30	(3.27)	1.08	1.64	1.09

Distributions to shareholders from
Net investment income	0 [2]	(0.30)	(1.13)	(0.63)	(0.48)	(0.38)
Net realized gains	0	0	(0.85)	(0.36)	(0.42)	(0.23)
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	0	(0.30)	(2.30)	(0.99)	(0.90)	(0.61)

Net asset value, end of period	$10.78	$11.42	$9.42	$14.99	$14.90	$14.16

Total return	(5.58)%	24.40%	(22.12)%	7.29%	11.73%	8.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$709,393	$639,903	$348,394	$337,645	$272,772	$171,789
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[3]	0.59%[4]	0.62%	0.57%	0.54%	0.59%	0.64%
Expenses excluding waivers/reimbursements and expense reductions[3]	0.59%[4]	0.62%	0.57%	0.54%	0.59%	0.67%
Net investment income (loss)	(0.59)%[4]	(0.62)%	(0.56)%	2.18%	2.98%	2.75%
Portfolio turnover rate	1%	2%	6%	2%	1%	16%[5]

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Asset Allocation Trust has no expenses that are reflected in the calculation of the ratio to average net assets.
4	Annualized
5

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS R		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.29	$9.32	$14.82	$14.73	$14.02	$13.59

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.11)[1]	(0.14)[1]	0.25	0.34 [1]	0.31
Net realized and unrealized gains or losses on investments	(0.60)	2.33	(3.15)	0.75	1.20	0.71

Total from investment operations	(0.66)	2.22	(3.29)	1.00	1.54	1.02

Distributions to shareholders from
Net investment income	0 [2]	(0.25)	(1.04)	(0.55)	(0.41)	(0.36)
Net realized gains	0	0	(0.85)	(0.36)	(0.42)	(0.23)
Tax basis return of capital	0	0	(0.32)	0	0	0

Total distributions to shareholders	0	(0.25)	(2.21)	(0.91)	(0.83)	(0.59)

Net asset value, end of period	$10.63	$11.29	$9.32	$14.82	$14.73	$14.02

Total return	(5.82)%	23.77%	(22.52)%	6.83%	11.10%	7.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,378	$16,279	$11,035	$12,935	$9,546	$7,066
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[3]	1.09%[4]	1.12%	1.06%	1.04%	1.09%	1.15%
Expenses excluding waivers/reimbursements and expense reductions[3]	1.09%[4]	1.12%	1.06%	1.04%	1.09%	1.18%
Net investment income (loss)	(1.09)%[4]	(1.12)%	(1.06)%	1.61%	2.33%	5.19%
Portfolio turnover rate	1%	2%	6%	2%	1%	16%[5]

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Asset Allocation Trust has no expenses that are reflected in the calculation of the ratio to average net assets.
4	Annualized
5

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in Asset Allocation Trust, at value (cost $8,193,626,143)	$7,927,793,040
Receivable for investments sold	4,380,541
Receivable for Fund shares sold	11,073,327
Prepaid expenses and other assets	457,012

Total assets	7,943,703,920

Liabilities
Payable for Fund shares redeemed	25,282,994
Advisory fee payable	71,520
Distribution Plan expenses payable	140,036
Due to other related parties	18,634
Accrued expenses and other liabilities	333,543

Total liabilities	25,846,727

Net assets	$7,917,857,193

Net assets represented by
Paid-in capital	$8,213,037,304
Overdistributed net investment loss	(51,684,986)
Accumulated net realized gains on investments	22,337,978
Net unrealized losses on investments	(265,833,103)

Total net assets	$7,917,857,193

Net assets consists of
Class A	$2,817,274,389
Class B	1,208,737,051
Class C	3,164,074,730
Class I	709,392,536
Class R	18,378,487

Total net assets	$7,917,857,193

Shares outstanding (unlimited number of shares authorized)
Class A	262,942,457
Class B	114,155,368
Class C	305,142,517
Class I	65,802,897
Class R	1,728,942

Net asset value per share
Class A	$10.71
Class A — Offering price (based on sales charge of 5.75%)	$11.36
Class B	$10.59
Class C	$10.37
Class I	$10.78
Class R	$10.63

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income	$0

Expenses
Advisory fee	13,412,937
Distribution Plan expenses
Class A	3,705,430
Class B	6,543,416
Class C	16,708,226
Class R	44,319
Administrative services fee	4,155,750
Transfer agent fees	5,287,936
Trustees’ fees and expenses	143,899
Printing and postage expenses	406,474
Custodian and accounting fees	425,040
Registration and filing fees	176,629
Professional fees	171,070
Other	141,371

Total expenses	51,322,497
Less: Expense reductions	(962)

Net expenses	51,321,535

Net investment loss	(51,321,535)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	22,513,571
Net change in unrealized gains or losses on investments	(474,272,340)

Net realized and unrealized gains or losses on investments	(451,758,769)

Net decrease in net assets resulting from operations	$(503,080,304)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment loss		$(51,321,535)		$(99,912,922)
Net realized gains or losses on investments		22,513,571		(80,975,479)
Net change in unrealized gains or losses on investments		(474,272,340)		1,804,992,066

Net increase (decrease) in net assets resulting from operations		(503,080,304)		1,624,103,665

Distributions to shareholders from
Net investment income
Class A		(701,276)		(71,644,708)
Class B		(316,648)		(22,606,287)
Class C		(817,749)		(57,811,028)
Class I		(157,062)		(16,320,531)
Class R		(4,151)		(349,647)

Total distributions to shareholders		(1,996,886)		(168,732,201)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	28,330,219	320,504,222	55,779,554	573,479,050
Class B	410,298	4,623,509	7,628,802	71,196,801
Class C	20,179,127	221,858,487	49,239,545	486,999,491
Class I	18,904,059	214,801,955	33,030,778	348,312,683
Class R	501,896	5,622,308	600,110	5,972,323

		767,410,481		1,485,960,348

Net asset value of shares issued in reinvestment of distributions
Class A	49,007	560,644	5,026,164	57,397,276
Class B	25,594	289,979	1,826,618	20,704,265
Class C	52,016	577,379	3,702,128	41,068,571
Class I	13,223	152,064	1,380,914	15,839,082
Class R	284	3,222	23,786	269,730

		1,583,288		135,278,924

Automatic conversion of Class B shares to Class A shares
Class A	16,789	192,055	3,297,026	32,979,355
Class B	(16,967)	(192,055)	(3,334,813)	(32,979,355)

		0		0

Payment for shares redeemed
Class A	(36,175,657)	(407,229,431)	(74,867,844)	(744,435,975)
Class B	(11,771,954)	(131,539,338)	(27,809,055)	(270,728,907)
Class C	(31,248,909)	(341,179,188)	(67,957,645)	(650,123,293)
Class I	(9,134,280)	(102,759,434)	(15,357,321)	(157,669,807)
Class R	(215,034)	(2,400,728)	(365,665)	(3,685,505)

		(985,108,119)		(1,826,643,487)

Net decrease in net assets resulting from capital share transactions		(216,114,350)		(205,404,215)

Total increase (decrease) in net assets		(721,191,540)		1,249,967,249

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009

Net assets
Beginning of period	$8,639,048,733	$7,389,081,484

End of period	$7,917,857,193	$8,639,048,733

Undistributed (overdistributed) net investment loss	$(51,684,986)	$1,633,435

See Notes to Financial Statements

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund’’) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At June 30, 2010, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

a. Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds and securities held by Asset Allocation Trust is discussed in its Notes to Consolidated Financial Statements, which is included elsewhere in this report.

The valuation technique used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from the underlying fund are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2010, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of the class.

For the six months ended June 30, 2010, WFFD and/or EIS received received $306,824 from the sale of Class A shares and $2,364, $1,150,888 and $149,794 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the Fund made aggregate purchases and sales of $53,939,984 and $311,170,502, respectively, in its investment into Asset Allocation Trust.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Mutual fund shares	$0	$7,927,793,040	$0	$7,927,793,040

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $8,193,801,736. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $266,008,696, respectively, with a net unrealized depreciation of $266,008,696.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage Asset Allocation Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage Asset Allocation Fund.

Evergreen Asset Allocation Fund

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 21, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage Asset Allocation Fund, which is a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$3,104,421,591
Net assets voted “Against”	$97,643,228
Net assets voted “Abstain”	$125,819,623

Proposal 2 — Election of Trustees for the Board of Asset Allocation Trust:

	Net Assets Voted	Net Assets Voted
	“For”	“Withheld”

K. Dun Gifford	$4,271,066,202	$185,791,940
Peter G. Gordon	$4,272,716,150	$184,120,893
Isaiah Harris, Jr.	$4,272,573,754	$184,285,578
Judith M. Johnson	$4,270,924,356	$185,934,351
David F. Larcker	$4,273,988,000	$182,871,333
Olivia S. Mitchell	$4,270,333,812	$186,525,307
Timothy J. Penny	$4,270,704,505	$186,154,133
Michael S. Scofield	$4,272,176,259	$184,680,649
Donald C. Willeke	$4,271,267,375	$185,591,501

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

124257 568007 rv7 08/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: August 27, 2010